Earnings / (loss) per Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings / (loss) per Share [Abstract]
Earnings / (loss) Per Common Share
The calculation of earnings / (loss) per common share is summarized below:

	June 30, 2026	June 30, 2025
Net income / (loss)	$1,021	$(3,507)
Less: Net income / (loss) attributable to non-controlling interest	71	(6)
Net income / (loss) attributable to common shareholders, basic and diluted	$950	$(3,501)

Weighted average number of common shares outstanding, basic	9,060,304	8,802,941
Weighted average number of common shares outstanding, diluted	9,508,453	8,802,941

Earnings / (loss) per share attributable to common shareholders, basic and diluted	$0.10	$(0.40)